Summary Prospectus
Touchstone High Yield Fund	January 30, 2016

Class A Ticker: THYAX Class C Ticker: THYCX
Class Y Ticker: THYYX Institutional Class Ticker: THIYX

Before you invest, you may want to review the Fund’s prospectus, which contains information about the Fund and its risks. The Fund’s prospectus and Statement of Additional Information, both dated January 30, 2016, as amended from time to time, are incorporated by reference into this summary prospectus. For free paper or electronic copies of the Fund’s prospectus and other information about the Fund, go to TouchstoneInvestments.com/literature-center, call 1.800.543.0407, or ask any financial advisor, bank, or broker-dealer who offers shares of the Fund.
TOUCHSTONE HIGH YIELD FUND SUMMARY

The Fund’s Investment Goal

The Touchstone High Yield Fund (the “Fund”) seeks to achieve a high level of income as its main goal.  Capital appreciation is a secondary consideration.

The Fund’s Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.  More information about these and other discounts is available from your financial professional and in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus on page 22 and in the Fund’s Statement of Additional Information (“SAI”) on page 43.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class Y	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	None	1.00%	None	None
Wire Redemption Fee	Up to $15	Up to $15	Up to $15	Up to $15
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.52%	0.52%	0.52%	0.52%
Distribution and Shareholder Service (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	0.38%	0.35%	0.35%	0.23%
Total Annual Fund Operating Expenses	1.15%	1.87%	0.87%	0.75%
Fee Waiver and/or Expense Reimbursement(1)	(0.10)%	(0.07)%	(0.07)%	(0.03)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	1.05%	1.80%	0.80%	0.72%
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(1)Touchstone Advisors, Inc. and Touchstone Investment Trust (the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transactions and investment related expenses; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 1.05%, 1.80%, 0.80%, and 0.72% of average monthly net assets for Classes A, C, Y and Institutional Class shares, respectively. This contractual expense limitation is effective through January 29, 2017, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the year in which Touchstone Advisors reduced its compensation or assumed expenses for the Fund. No

Touchstone High Yield Fund

recoupment will occur unless the Fund’s expenses are below the expense limitation amount in effect at the time of the waiver or reimbursement.

Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption at End of Period				Assuming No Redemption
	Class A	Class C	Class Y	Institutional Class	Class C
1 Year	$577	$283	$82	$74	$183
3 Years	$814	$581	$271	$237	$581
5 Years	$1,069	$1,004	$475	$414	$1,004
10 Years	$1,798	$2,185	$1,066	$928	$2,185

Portfolio Turnover.  The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 35% of the average value of its portfolio.

The Fund’s Principal Investment Strategies

The Fund normally invests at least 80% of its net assets (including borrowings for investment purposes) in non-investment-grade debt securities.  This is a non-fundamental policy that can be changed by the Fund upon 60 days’ prior notice to shareholders.  The Fund generally invests in non-investment-grade debt securities of domestic corporations.  Non-investment-grade debt securities are higher risk, lower quality securities, often referred to as “junk bonds,” and are considered speculative.  They are rated below BBB- by Standard & Poor's Ratings Services and Fitch Ratings, Inc. or below Baa3 by Moody's Investors Services, Inc.

In selecting securities for the Fund, the sub-advisor, Fort Washington Investment Advisors, Inc. (“Fort Washington” or “Sub-Advisor”), analyzes the overall investment opportunities and risks in different industry sectors focusing on those industries that exhibit stability and predictability.  Having developed certain industry biases resulting from the current macroeconomic environment, Fort Washington implements a process of elimination through which certain types of securities are removed from the list of initially selected securities due to their structure.  The next step is to apply a rigorous credit selection process in order to identify securities that offer attractive investment opportunities.  Once a security has been purchased, the credit analysis process is re-applied to each individual security in the Fund’s portfolio on a periodic basis or as new information becomes available to determine whether or not to keep a security in the Fund’s portfolio.

The Fund’s Principal Risks

The Fund’s share price will fluctuate.  You could lose money on your investment in the Fund and the Fund could also return less than other investments.  The Fund is subject to the principal risks summarized below.

Fixed Income Risk:  The market value of the Fund’s fixed income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments.  Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and increase in value if interest rates fall.  Normally, the longer the maturity or duration of the fixed-income securities the Fund owns, the more sensitive the value of the Fund’s shares will be to changes in interest rates.

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Credit Risk:  The fixed income securities in the Fund’s portfolio are subject to the possibility that a deterioration, whether sudden or gradual, in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due. This may cause the issuer’s securities to decline in value.

Touchstone High Yield Fund

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Interest Rate Risk: As interest rates rise, the value of fixed-income securities the Fund owns will likely decrease. The market price of debt securities is generally linked to the prevailing market interest rates. In general, when interest rates rise, the price of debt securities falls, and when interest rates fall, the price of debt securities rises. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure of the expected life, taking into account any prepayment or call features of the security, that is used to determine the price sensitivity of the security for a given change in interest rates. Specifically, duration is the change in the value of a fixed-income security that will result from a 1% change in interest rates, and generally is stated in years. For example, as a general rule a 1% rise in interest rates means a 1% fall in value for every year of duration. Maturity, on the other hand, is the date on which a fixed-income security becomes due for payment of principal. There may be less governmental intervention aimed at stabilizing interest rates the near future. The negative impact on fixed-income securities if interest rates increase as a result could negatively impact the Fund’s net asset value.

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Non-Investment-Grade Debt Securities Risk:  Non-investment-grade debt securities are sometimes referred to as “junk bonds” and are considered speculative with respect to their issuers’ ability to make payments of interest and principal.  There is a high risk that the Fund could suffer a loss from investments in non-investment-grade debt securities caused by the default of an issuer of such securities.  Part of the reason for this high risk is that non-investment grade debt securities are generally unsecured and therefore, in the event of a default or bankruptcy, holders of non-investment-grade debt securities generally will not receive payments until the holders of all other debt have been paid. In addition, the market for non-investment-grade debt securities has, in the past, had more frequent and larger price changes than the markets for other securities. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade securities . Non-investment-grade debt securities can also be more difficult to sell for good value. These securities are often thinly traded and can be more difficult to sell and value accurately than investment-grade securities. Because objective pricing data may be less readily available, judgment may play a greater role in the valuation process.

Management Risk: In managing the Fund’s portfolio, Touchstone Advisors, Inc. (the “Advisor”) engages one or more sub-advisors to make investment decisions on a portion of or the entire portfolio.  There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.  The value of your investment may decrease if the sub-advisor incorrectly judges the attractiveness, value, or market trends affecting a particular security, issuer, industry, or sector.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goals.

The Fund’s Performance

The bar chart and performance table below illustrate some indication of the risks and volatility of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for one year, five years, and ten years compared with the BofA Merrill Lynch High Yield Cash Pay Index.  The bar chart does not reflect any sales charges, which would reduce your return.  The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.  More recent performance is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.

Touchstone High Yield Fund

High Yield Fund — Class A Shares Total Returns as of December 31

Best Quarter: Second Quarter 2009 22.23% Worst Quarter: Fourth Quarter 2008 (20.40)%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns may differ from those shown and depend on your tax situation.  The after-tax returns do not apply to shares held in an IRA, 401(k), or other tax-advantaged account.  After-tax returns are only shown for Class A shares and after-tax returns for other classes of shares offered by the Fund will differ from the Class A shares after-tax return.

The inception dates of Class A shares, Class C shares, Class Y shares and Institutional Class shares were May 1, 2000, May 23, 2000, February 1, 2007 and January 27, 2012, respectively. Class Y and Institutional Class shares performance information was calculated using the historical performance of Class A shares for the periods prior to February 1, 2007 and January 27, 2012, respectively. Performance for these periods has been restated to reflect the impact of the fees and expenses applicable to Class Y and Institutional Class shares.

Average Annual Total Returns
(for the periods ended December 31, 2015)

	1 Year	5 Years	10 Years
Class A
Return Before Taxes	(9.62)%	2.92%	5.08%
Return After Taxes on Distributions	(11.61)%	0.46%	2.27%
Return After Taxes on Distributions and Sale of Fund Shares	(5.37)%	1.30%	2.80%
Class C
Return Before Taxes	(6.58)%	3.15%	4.81%
Class Y
Return Before Taxes	(4.82)%	4.20%	5.87%
Institutional Class
Return Before Taxes	(4.63)%	4.24%	5.75%
BofA Merrill Lynch High Yield Cash Pay Index (reflects no deductions for fees, expenses or taxes)
	(4.55)%	4.84%	6.74%

Touchstone High Yield Fund

The Fund’s Management

Investment Advisor

Touchstone Advisors, Inc.

Sub-Advisor	Portfolio Managers	Investment Experience with the Fund	Primary Title with Sub-Advisor
Fort Washington Investment Advisors, Inc.	Brendan M. White, CFA	Since 2000	Managing Director and Senior Portfolio Manager
	Timothy Jossart, CFA	Since 2011	Assistant Vice President, Assistant Portfolio Manager and Senior Credit Research Manager

Buying and Selling Fund Shares

Minimum Investment Requirements

	Classes A, C, and Y
	Initial Investment	Additional Investment
Regular Account	$2,500	$50
Retirement Account or Custodial Account under the Uniform Gifts/Transfers to Minors Act	$1,000	$50
Investments through the Automatic Investment Plan	$100	$50

	Institutional Class
	Initial Investment	Additional Investment
Regular Account	$500,000	$50

You may buy and sell shares in the Fund on a day when the New York Stock Exchange is open for trading. Classes A and C shares may be purchased and sold directly through Touchstone Securities, Inc. (“Touchstone Securities”) or through your financial intermediary. Class Y shares are available only through financial intermediaries who have appropriate selling agreements in place with Touchstone Securities. Institutional Class shares are available through Touchstone Securities or your financial intermediary. Shares may be purchased or sold by writing to Touchstone Securities at P.O. Box 9878, Providence, Rhode Island 02940, calling 1.800.543.0407, or visiting the Touchstone Funds’ website: TouchstoneInvestments.com. You may only sell shares over the telephone or via the Internet if the value of the shares sold is less than or equal to $100,000. Shares held in IRA accounts and qualified retirement plans cannot be sold by telephone or via the Internet. If your shares are held by a processing organization or financial intermediary you will need to follow its purchase and redemption procedures. For more information about buying and selling shares, see the section “Investing with Touchstone” of the Fund’s prospectus or call 1.800.543.0407.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains except when shares are held through a tax-advantaged account, such as a 401(k) plan or an individual retirement account.  Withdrawals from a tax-advantaged account, however, may be taxable.

Financial Intermediary Compensation

If you purchase shares in the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TSF-55-TINT-THYAX-1601

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